Vanguard FTSE Social Index Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard FTSE Social Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE US Choice Index (the “Target Index”), a market capitalization-weighted index made up of large- and mid-cap stocks of companies that are screened for certain environmental, social, and corporate governance (ESG) criteria by the index provider, FTSE Russell. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index.The Target Index excludes the stocks of companies that the index provider determines engage in, have a specified level of involvement in, and/or derive threshold amounts of revenue from certain activities or business segments related to the following: adult entertainment, alcohol, tobacco, cannabis, gambling, chemical and biological weapons, cluster munitions, anti-personnel mines, nuclear weapons, conventional military weapons, civilian firearms, nuclear power, and coal, oil, or gas. The level or type of involvement in, or amount of revenue earned from, certain activities or business segments that lead to exclusion by the index provider can vary from one activity or business segment to another. The Target Index’s methodology also excludes the stocks of companies that, as the index provider determines based on its internal assessment, do not meet certain labor, human rights, environmental, and anti-corruption standards, as well as companies that do not meet certain diversity criteria. The components of the Target Index are likely to change over time.The Fund attempts to replicate the Target Index by investing all, or substantially all, of its assets in the stocks that make up the Target Index, holding each stock in approximately the same proportion as its weighting in the Target Index. The Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of tracking an index. This could occur due to events such as an index rebalance or market movement. A nondiversified fund may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified funds. In addition, the Fund could become concentrated in an industry or group of industries if the Target Index becomes concentrated due to market conditions or the performance of a single or related group of issuers.